                            Oppenheimer AMT-Free Municipals
                        Oppenheimer AMT-Free New York Municipals
                               Oppenheimer Cash Reserves
                            Oppenheimer Champion Income Fund
                          Oppenheimer Developing Markets Fund
                               Oppenheimer Discovery Fund
                            Oppenheimer Emerging Growth Fund
                              Oppenheimer Enterprise Fund
                                Oppenheimer Global Fund
                         Oppenheimer Global Opportunities Fund
                        Oppenheimer Gold & Special Minerals Fund
                                Oppenheimer Growth Fund
                              Oppenheimer High Yield Fund
                          Oppenheimer International Bond Fund
                     Oppenheimer International Large-Cap Core Fund
                      Oppenheimer International Small Company Fund
                            Oppenheimer International Value
                        Oppenheimer Limited-Term Government Fund
                             Oppenheimer Main Street Fund(R)
                       Oppenheimer Main Street Opportunity Fund(R)
                          Oppenheimer Money Market Fund, Inc.
                            Oppenheimer Multi Cap Value Fund
                            Oppenheimer Real Asset Fund
                         Oppenheimer Senior Floating Rate Fund
                           Oppenheimer Strategic Income Fund
                           Oppenheimer Total Return Bond Fund
                           Oppenheimer U.S. Government Trust
                               Rochester Fund Municipals
           Rochester Portfolio Series - Limited Term New York Municipal Fund

                           Supplement dated February 13, 2004

This supplement amends the prospectus of each of the above-referenced  Funds and is in addition to any existing supplements of the Funds.

The third  paragraph of the bullet  point  entitled  "Investing  for the Shorter
Term" under the section  entitled  "WHICH CLASS OF SHARES SHOULD YOU CHOOSE?" is deleted in its entirety and replaced with the following:

"The Distributor normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor."

February 13, 2004

                                     Oppenheimer AMT-Free Municipals
                                 Oppenheimer AMT-Free New York Municipals
                                        Oppenheimer Cash Reserves
                                     Oppenheimer Champion Income Fund
                                   Oppenheimer Developing Markets Fund
                                        Oppenheimer Discovery Fund
                                     Oppenheimer Emerging Growth Fund
                                       Oppenheimer Enterprise Fund
                                         Oppenheimer Global Fund
                                  Oppenheimer Global Opportunities Fund
                                 Oppenheimer Gold & Special Minerals Fund
                                         Oppenheimer Growth Fund
                                       Oppenheimer High Yield Fund
                                   Oppenheimer International Bond Fund
                              Oppenheimer International Large-Cap Core Fund
                               Oppenheimer International Small Company Fund
                                     Oppenheimer International Value
                                 Oppenheimer Limited-Term Government Fund
                                      Oppenheimer Main Street Fund(R)
                                Oppenheimer Main Street Opportunity Fund ?
                                   Oppenheimer Money Market Fund, Inc.
                                     Oppenheimer Multi Cap Value Fund
                                     Oppenheimer Real Asset Fund
                                  Oppenheimer Senior Floating Rate Fund
                                    Oppenheimer Strategic Income Fund
                                    Oppenheimer Total Return Bond Fund
                                    Oppenheimer U.S. Government Trust
                                        Rochester Fund Municipals
              Rochester Portfolio Series - Limited Term New York Municipal Fund

                                    Supplement dated February 13, 2004

This  supplement  amends the Statement of Additional  Information of each of the above-referenced  Funds and is in addition to any  existing  supplements  of the
Funds.

The first sentence of the third paragraph under the section entitled "Classes of
Shares" is deleted in its entirety and replaced with the following:

"The Distributor normally will not accept purchase orders of $250,000 or more of
Class B shares or $1 million or more of Class C shares from a single investor."

February 13, 2004